COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES, AND OTHER LOSS CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2020
Guarantor Obligations [Line Items]
Investment commitments	$ 147			$ 78
Unfunded lending commitments	588			547
Liability for product warranties	1,414	$ 1,430	$ 1,197	1,361	$ 1,366
Environmental remediation and worker exposure claims	127	122		125
Asset retirement obligation	581	571		581
Nuclear decommissioning obligations	519	515		518
Other expenses	14	19	$ 14
2024
Guarantor Obligations [Line Items]
Other expenses	15
2025
Guarantor Obligations [Line Items]
Other expenses	12
Alstom legacy matters
Guarantor Obligations [Line Items]
Loss contingency accrual	393	$ 455		391
Credit support
Guarantor Obligations [Line Items]
Maximum exposure	887			888
Guarantee obligations, liability	12			10
Indemnification agreements
Guarantor Obligations [Line Items]
Maximum exposure	143			139
Guarantee obligations, liability	$ 11			$ 11